UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
AAM/HIMCO Short Duration Fund
Class A/ASDAX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class A/ASDAX)	$43	0.84%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$344,822,647
Total number of portfolio holdings	243
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 2.75%, 2/28/2025	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AAM/HIMCO Short Duration Fund
Class C/ASDCX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class C/ASDCX)	$81	1.59%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$344,822,647
Total number of portfolio holdings	243
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 2.75%, 2/28/2025	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

AAM/HIMCO Short Duration Fund
Class I/ASDIX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class I/ASDIX)	$30	0.59%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$344,822,647
Total number of portfolio holdings	243
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 2.75%, 2/28/2025	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/Insight Select Income Fund
Class A/CPUAX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class A/CPUAX)	$43	0.84%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$195,930,357
Total number of portfolio holdings	410
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.12%, 8/15/2044	2.5%
United States Treasury Bond, 4.50%, 2/15/2044	1.9%
United States Treasury Note, 4.25%, 6/30/2031	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Verizon Communications, Inc., 4.02%, 12/3/2029	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Verizon Communications, Inc., 3.50%, 6/28/2032	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.47%, 10/15/2033	0.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/Insight Select Income Fund
Class C/CPUCX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class C/CPUCX)	$80	1.57%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$195,930,357
Total number of portfolio holdings	410
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.12%, 8/15/2044	2.5%
United States Treasury Bond, 4.50%, 2/15/2044	1.9%
United States Treasury Note, 4.25%, 6/30/2031	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Verizon Communications, Inc., 4.02%, 12/3/2029	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Verizon Communications, Inc., 3.50%, 6/28/2032	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.47%, 10/15/2033	0.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/Insight Select Income Fund
Class I/CPUIX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class I/CPUIX)	$29	0.57%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$195,930,357
Total number of portfolio holdings	410
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.12%, 8/15/2044	2.5%
United States Treasury Bond, 4.50%, 2/15/2044	1.9%
United States Treasury Note, 4.25%, 6/30/2031	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Verizon Communications, Inc., 4.02%, 12/3/2029	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Verizon Communications, Inc., 3.50%, 6/28/2032	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.47%, 10/15/2033	0.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/Insight Select Income Fund
Class Y/CPUYX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class Y/CPUYX)	$26	0.50%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$195,930,357
Total number of portfolio holdings	410
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.12%, 8/15/2044	2.5%
United States Treasury Bond, 4.50%, 2/15/2044	1.9%
United States Treasury Note, 4.25%, 6/30/2031	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Verizon Communications, Inc., 4.02%, 12/3/2029	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Verizon Communications, Inc., 3.50%, 6/28/2032	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.47%, 10/15/2033	0.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AAM/HIMCO Short Duration Fund

(Class A: ASDAX)

(Class C: ASDCX)

(Class I: ASDIX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
DECEMBER 31, 2024

AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Class A	15
Class C	16
Class I	17
Notes to Financial Statements	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Short Duration Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 14.1%
$2,687,000	American Express Co. Series 2024-1, Class A, 5.23%, 4/15/2029[1]	$2,727,826
1,000,000	Apidos CLO Series 2020-34A, Class B1R, 6.53% (3-Month Term SOFR+191 basis points), 1/20/2035[1,2,3]	1,000,565
89,800	Atalaya Equipment Leasing Trust Series 2021-1A, Class B, 2.08%, 2/15/2027[1,3]	89,247
2,333,000	BA Credit Card Trust Series 2024-A1, Class A, 4.93%, 5/15/2029[1]	2,355,320
1,000,000	Carmax Auto Owner Trust Series 2022-3, Class C, 4.98%, 2/15/2028[1]	999,271
600,000	CBAM Ltd. Series 2018-6A, Class B1R, 7.02% (3-Month Term SOFR+237 basis points), 1/15/2031[1,2,3]	601,809
	Commonbond Student Loan Trust
12,290	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	11,452
269,506	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	255,853
2,000,000	Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029[3]	1,990,958
	Credit Acceptance Auto Loan Trust
407,359	Series 2022-3A, Class A, 6.57%, 10/15/2032[1,3]	409,250
1,000,000	Series 2023-1A, Class A, 6.48%, 3/15/2033[1,3]	1,011,097
1,000,000	Series 2024-2A, Class A, 5.95%, 6/15/2034[1,3]	1,019,865
	Crown City CLO
833,333	Series 2022-4A, Class X, 5.72% (3-Month Term SOFR+110 basis points), 4/20/2037[1,2,3]	834,221
833,333	Series 2023-5A, Class X, 5.76% (3-Month Term SOFR+115 basis points), 4/20/2037[1,2,3]	834,303
1,833,333	Eaton Vance CLO Ltd. Series 2019-1A, Class X, 5.70% (3-Month Term SOFR+105 basis points), 7/15/2037[1,2,3]	1,834,921
	Evergreen Credit Card Trust
1,000,000	Series 2023-CRT3, Class B, 6.58%, 2/15/2027[1,3]	1,001,817
893,000	Series 2024-CRT4, Class B, 5.25%, 10/16/2028[1,3]	890,901
1,248,000	Series 2024-CRT4, Class C, 5.64%, 10/16/2028[1,3]	1,245,045
	Exeter Automobile Receivables Trust
995,000	Series 2022-1A, Class D, 3.02%, 6/15/2028[1]	978,886
909,000	Series 2022-2A, Class D, 4.56%, 7/17/2028[1]	905,771
	FirstKey Homes Trust
875,000	Series 2020-SFR1, Class C, 1.94%, 8/17/2037[3]	854,473
1,575,000	Series 2020-SFR1, Class F2, 4.28%, 8/17/2037[3]	1,555,692
580,000	Ford Credit Auto Owner Trust Series 2022-C, Class C, 5.22%, 3/15/2030[1]	583,438
1,000,000	GM Financial Consumer Automobile Receivables Trust Series 2023-2, Class B, 4.82%, 10/16/2028[1]	1,002,642
405,122	GreenSky Home Improvement Trust Series 2024-1, Class A2, 5.88%, 6/25/2059[1,3]	407,338

1

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$186,232	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	$172,952
1,000,000	HPEFS Equipment Trust Series 2023-2A, Class C, 6.48%, 1/21/2031[1,3]	1,015,862
493,333	JP Morgan Mortgage Trust Series 2024-HE3, Class M2, 6.60% (30-Day SOFR Average+200 basis points), 2/25/2055[1,2,3]	496,376
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	1,812,928
2,000,000	Park Avenue Institutional Advisers CLO Ltd. Series 2019-2A, Class A2R, 6.62% (3-Month Term SOFR+196 basis points), 10/15/2034[1,2,3]	2,002,581
1,500,000	Race Point CLO Ltd. Series 2015-9A, Class A2R2, 6.37% (3-Month Term SOFR+171 basis points), 10/15/2030[1,2,3]	1,502,159
916,667	Regatta VIII Funding Ltd. Series 2017-1A, Class X, 5.75% (3-Month Term SOFR+110 basis points), 4/17/2037[1,2,3]	917,685
1,000,000	Santander Drive Auto Receivables Trust Series 2022-5, Class D, 5.67%, 12/16/2030[1]	1,010,729
	SoFi Professional Loan Program LLC
500,000	Series 2017-D, Class BFX, 3.61%, 9/25/2040[1,3]	463,775
550,000	Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	512,575
	Store Master Funding
951,667	Series 2015-1A, Class A2, 4.17%, 4/20/2045[1,3]	947,680
1,146,263	Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,110,884
	Tricon American Homes Trust
2,000,000	Series 2018-SFR1, Class F, 4.96%, 5/17/2037[3]	1,990,842
984,623	Series 2019-SFR1, Class A, 2.75%, 3/17/2038[3]	963,804
1,000,000	Series 2020-SFR1, Class C, 2.25%, 7/17/2038[3]	955,313
1,500,000	Venture CLO Ltd. Series 2019-36A, Class A2R, 6.28% (3-Month Term SOFR+166 basis points), 4/20/2032[1,2,3]	1,502,683
2,000,000	Vibrant CLO Ltd. Series 2019-11A, Class A2R, 6.58% (3-Month Term SOFR+196 basis points), 7/20/2032[1,2,3]	2,003,321
952,690	Voya CLO Ltd. Series 2016-2A, Class A2R, 6.63% (3-Month Term SOFR+201 basis points), 7/19/2028[1,2,3]	955,649
	Westlake Automobile Receivables Trust
1,274,000	Series 2021-2A, Class E, 2.38%, 3/15/2027[1,3]	1,253,678
1,830,000	Series 2021-3A, Class E, 3.42%, 4/15/2027[1,3]	1,803,604
	TOTAL ASSET-BACKED SECURITIES
	(Cost $49,312,097)	48,797,041

	BANK LOANS — 3.5%
752,500	AAdvantage Loyalty IP Ltd. 10.29% (3-Month Term SOFR+475 basis points), 4/20/2028[1,2,4,5]	773,792

2

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$638,012	Aramark Services, Inc. 6.36% (1-Month Term SOFR+250 basis points), 6/24/2030[1,2,4]	$642,478
1,329,186	Charter Communications Operating LLC 7.33% (3-Month Term SOFR+200 basis points), 12/9/2030[1,2,4]	1,327,298
845,303	Energizer Holdings, Inc. 6.35% (1-Month Term SOFR+225 basis points), 12/22/2027[1,2,4]	848,608
551,000	Genesee & Wyoming, Inc. 6.33% (3-Month Term SOFR+200 basis points), 4/10/2031[1,2,4]	550,656
148,870	ICON Luxembourg Sarl PLC 6.33% (3-Month Term SOFR+200 basis points), 7/3/2028[1,2,4,5]	150,122
746,130	Medline Borrower LP 6.61% (1-Month Term SOFR+225 basis points), 10/23/2028[1,2,4]	749,607
555,734	PetSmart LLC 8.21% (1-Month Term SOFR+375 basis points), 2/14/2028[1,2,4]	554,576
37,383	PRA Health Sciences, Inc. 6.33% (3-Month Term SOFR+200 basis points), 7/3/2028[1,2,4]	37,697
89,550	Resideo Funding, Inc. 6.11% (3-Month Term SOFR+200 basis points), 6/13/2031[1,2,4]	89,942
1,597,188	Restaurant Brands International 6.11% (1-Month Term SOFR+175 basis points), 9/23/2030[1,2,4,5]	1,591,534
408,000	Ryan Specialty LLC 6.61% (1-Month Term SOFR+225 basis points), 9/15/2031[1,2]	410,040
1,253,525	SBA Senior Finance LLC 6.11% (1-Month Term SOFR+200 basis points), 1/27/2031[1,2,4]	1,254,879
554,114	SkyMiles IP Ltd. 8.56% (3-Month Term SOFR+375 basis points), 10/20/2027[1,2,4,5]	564,764
998,000	Virgin Media Bristol LLC 7.22% (1-Month Term SOFR+250 basis points), 1/31/2028[1,2,4]	992,696
1,140,501	Vistra Operations Co. LLC 0.00% (1-Month Term SOFR+175 basis points), 12/31/2025[1,2,4]	1,144,390
263,000	XPO, Inc. 6.44% (1-Month Term SOFR+200 basis points), 2/28/2031[1,2,4]	263,767
	TOTAL BANK LOANS
	(Cost $11,861,609)	11,946,846

	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0%
	Angel Oak Mortgage Trust
179,899	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,6]	176,206
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,6]	1,717,770
92,674	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,6]	90,933
149,119	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,6]	143,538
1,332,800	Series 2020-3, Class B2, 5.34%, 4/25/2065[1,3,6]	1,203,986
296,163	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,6]	282,033
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,6]	668,813
1,290,192	Arroyo Mortgage Trust Series 2019-2, Class M1, 4.76%, 4/25/2049[1,3,6]	1,146,544
	BRAVO Residential Funding Trust
179,576	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,6]	173,118

3

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/25/2060[1,3,6]	$1,124,493
	Citigroup Mortgage Loan Trust, Inc.
565,065	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	545,064
56,745	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,6]	55,377
1,185,374	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.65%, 10/25/2066[1,3,6]	979,829
995,053	Credit Suisse Mortgage Capital Trust Series 2019-AFC1, Class M1, 3.06%, 7/25/2049[1,3,6]	762,752
	Deephaven Residential Mortgage Trust
781,084	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,6]	675,627
772,868	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,6]	669,672
442,448	Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,6]	377,404
711,192	Series 2022-1, Class A1, 2.21%, 1/25/2067[1,3,6]	637,569
	Ellington Financial Mortgage Trust
1,918,667	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,6]	1,853,532
93,130	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,6]	86,963
255,719	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,6]	217,463
1,275,000	Mill City Mortgage Trust Series 2015-1, Class B1, 3.75%, 6/25/2056[1,3,6]	1,225,493
	New Residential Mortgage Loan Trust
85,259	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,6]	79,548
170,518	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,6]	158,734
1,310,737	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,6]	1,093,980
	Residential Mortgage Loan Trust
4,894	Series 2019-3, Class A3, 3.04%, 9/25/2059[1,3,6]	4,866
2,400,615	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,6]	2,278,371
833,333	Series 2020-2, Class M1, 3.57%, 5/25/2060[1,3,6]	764,459
89,476	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,6]	85,185
	SG Residential Mortgage Trust
27,198	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,6]	27,018
28,150	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,6]	27,966
955,819	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,6]	757,511
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,6]	1,187,550
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,6]	1,011,155
	Starwood Mortgage Residential Trust
690,453	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,6]	611,254
360,970	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,6]	318,788
389,586	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,6]	360,516
631,717	TRK Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,6]	548,143
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $27,521,564)	24,129,223

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.3%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.11%, 4/14/2033[1,3,6,7]	3,222

4

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$524,468	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A3, 3.31%, 2/15/2050[1]	$509,246
1,000,000	Benchmark Mortgage Trust Series 2019-B12, Class A4, 2.86%, 8/15/2052[1]	907,287
1,500,000	BFLD Trust Series 2020-EYP, Class D, 7.46% (1-Month Term SOFR+307 basis points), 10/15/2035[2,3,8]	0
	BX Trust
700,000	Series 2021-MFM1, Class D, 6.01% (1-Month Term SOFR+161 basis points), 1/15/2034[2,3]	698,099
1,200,000	Series 2021-LBA, Class FJV, 6.91% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	1,167,733
948,972	Series 2021-LBA, Class FV, 6.91% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	923,452
800,000	Series 2021-VOLT, Class F, 6.91% (1-Month Term SOFR+251 basis points), 9/15/2036[2,3]	798,500
1,500,000	Series 2021-PAC, Class F, 6.91% (1-Month Term SOFR+251 basis points), 10/15/2036[2,3]	1,488,735
980,000	Series 2021-VINO, Class E, 6.46% (1-Month Term SOFR+207 basis points), 5/15/2038[2,3]	976,938
1,402,780	Series 2021-SOAR, Class F, 6.86% (1-Month Term SOFR+246 basis points), 6/15/2038[2,3]	1,403,657
1,050,000	Series 2021-XL2, Class F, 6.76% (1-Month Term SOFR+236 basis points), 10/15/2038[2,3]	1,047,375
770,000	Series 2022-LP2, Class E, 7.01% (1-Month Term SOFR+261 basis points), 2/15/2039[2,3]	766,150
904,639	Series 2024-XL5, Class C, 6.34% (1-Month Term SOFR+194 basis points), 3/15/2041[2,3]	904,357
869,223	Series 2024-CNYN, Class C, 6.34% (1-Month Term SOFR+194 basis points), 4/15/2041[2,3]	870,853
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 7.25% (1-Month Term SOFR+285 basis points), 12/15/2037[2,3]	595,872
2,038,266	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 0.95%, 1/10/2048[1,6,7]	11,555
1,530,000	COMM Mortgage Trust Series 2015-DC1, Class AM, 3.72%, 2/10/2048[1]	1,503,173
	Credit Suisse Mortgage Capital Trust
4,423,518	Series 2020-NET, Class X, 1.14%, 8/15/2037[3,6]	28,368
1,400,000	Series 2020-NET, Class B, 2.82%, 8/15/2037[3]	1,365,599
1,000,000	Deutsche Bank Commercial Mortgage Series 2016-C3, Class A5, 2.89%, 8/10/2049[1]	967,072
2,201,977	Extended Stay America Trust Series 2021-ESH, Class C, 6.21% (1-Month Term SOFR+181 basis points), 7/15/2038[2,3]	2,206,037
	Freddie Mac Multifamily Structured Pass-Through Certificates
1,114,483	Series K044, Class X1, 0.70%, 1/25/2025[1,6,7]	11
473,603	Series K043, Class X3, 1.61%, 2/25/2043[1,6,7]	5

5

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$2,900,000	Series K046, Class X3, 1.52%, 4/25/2043[1,6,7]	$29
900,000	Series K050, Class X3, 1.55%, 10/25/2043[1,6,7]	9,125
1,100,000	Series K052, Class X3, 1.62%, 1/25/2044[1,6,7]	16,018
1,721,882	Series K097, Class X3, 2.02%, 9/25/2046[1,6,7]	136,457
	Government National Mortgage Association
2,178,721	Series 2013-139, Class IO, 0.33%, 10/16/2054[1,6,7]	48,270
230,651	Series 2013-175, Class IO, 0.15%, 5/16/2055[1,6,7]	413
142,698	Series 2014-120, Class IO, 0.43%, 4/16/2056[1,6,7]	1,397
2,191,707	Series 2017-185, Class IO, 0.55%, 4/16/2059[1,6,7]	76,828
3,075,630	Series 2017-169, Class IO, 0.58%, 1/16/2060[1,6,7]	96,513
1,997,151	Series 2018-41, Class IO, 0.57%, 5/16/2060[1,6,7]	66,070
3,359,491	Series 2018-52, Class IO, 0.60%, 7/16/2060[1,6,7]	142,748
1,061,191	Series 2019-8, Class IO, 0.76%, 11/16/2060[1,6,7]	56,486
16,861,767	Series 2020-8, Class IO, 0.53%, 1/16/2062[1,6,7]	589,088
	GS Mortgage Securities Trust
1,439,000	Series 2016-GS4, Class A4, 3.44%, 11/10/2049[1,6]	1,398,508
1,610,000	Series 2017-GS7, Class A4, 3.43%, 8/10/2050[1]	1,529,941
1,064,938	Series 2018-GS9, Class A3, 3.73%, 3/10/2051[1]	1,020,151
746,373	GS Mortgage-Backed Securities Trust Series 2024-HE2, Class A1, 6.07% (30-Day SOFR Average+150 basis points), 1/25/2055[1,2,3]	746,369
1,189,701	Life Mortgage Trust Series 2021-BMR, Class F, 6.86% (1-Month Term SOFR+246 basis points), 3/15/2038[2,3]	1,156,985
480,000	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 7.11% (1-Month Term SOFR+272 basis points), 4/15/2038[2,3]	480,300
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4, 3.72%, 12/15/2049[1]	972,368
1,000,000	NYC Commercial Mortgage Trust Series 2024-3ELV, Class A, 6.39% (1-Month Term SOFR+199 basis points), 8/15/2029[2,3]	1,007,407
1,355,644	OPG Trust Series 2021-PORT, Class F, 6.46% (1-Month Term SOFR+206 basis points), 10/15/2036[2,3]	1,348,866
1,500,000	SMRT Series 2022-MINI, Class E, 7.10% (1-Month Term SOFR+270 basis points), 1/15/2039[2,3]	1,437,219
1,339,608	SREIT Trust Series 2021-MFP, Class F, 7.14% (1-Month Term SOFR+274 basis points), 11/15/2038[2,3]	1,342,920
	UBS Commercial Mortgage Trust
1,400,000	Series 2017-C5, Class A5, 3.47%, 11/15/2050[1]	1,320,785
11,775,984	Series 2019-C18, Class XA, 0.99%, 12/15/2052[1,6,7]	398,099
	Wells Fargo Commercial Mortgage Trust
1,169,986	Series 2016-LC24, Class A4, 2.94%, 10/15/2049[1]	1,131,913
1,500,000	Series 2016-NXS6, Class A4, 2.92%, 11/15/2049[1]	1,445,782

6

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$2,029,403	Series 2015-LC22, Class XA, 0.73%, 9/15/2058[1,6,7]	$5,459
1,500,000	Series 2016-LC25, Class A4, 3.64%, 12/15/2059[1]	1,461,726
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.43%, 8/15/2047[1,6,7]	6,234
292,844	Series 2014-C21, Class AS, 3.89%, 8/15/2047[1]	285,442
6,400,000	Series 2014-C22, Class XB, 0.42%, 9/15/2057[1,6,7]	64
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $40,235,640)	38,879,276

	COMMERCIAL PAPERS — 0.6%
	New Jersey Transportation Trust Fund Authority
1,000,000	5.09%, 6/15/2025	1,002,124
1,000,000	4.61%, 6/15/2026	999,428
	TOTAL COMMERCIAL PAPERS
	(Cost $2,000,000)	2,001,552

	CORPORATE BONDS — 22.6%
	COMMUNICATIONS — 0.9%
1,000,000	NBN Co., Ltd. 4.00%, 10/1/2027[1,3,5]	980,770
500,000	Netflix, Inc. 4.38%, 11/15/2026	498,169
1,505,000	T-Mobile USA, Inc. 2.25%, 2/15/2026[1]	1,461,774
		2,940,713
	CONSUMER DISCRETIONARY — 2.3%
1,200,000	Ford Motor Credit Co. LLC 3.38%, 11/13/2025[1]	1,181,195
	General Motors Financial Co., Inc.
1,000,000	5.40%, 5/8/2027	1,010,423
1,000,000	5.35%, 7/15/2027	1,009,844
500,000	Hilton Domestic Operating Co., Inc. 5.37%, 5/1/2025[1,3]	497,531
1,000,000	Hyundai Capital America 4.30%, 9/24/2027[3]	983,776
1,488,000	International Game Technology PLC 4.13%, 4/15/2026[1,3,5]	1,462,914
299,000	Taylor Morrison Communities, Inc. 5.75%, 1/15/2028[1,3]	297,020
480,000	United Airlines, Inc. 4.37%, 4/15/2026[1,3]	471,964
1,000,000	Volkswagen Group of America Finance LLC 4.90%, 8/14/2026[3]	995,882
158,000	ZF North America Capital, Inc. 6.75%, 4/23/2030[1,3]	151,986
		8,062,535

7

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES — 0.4%
$400,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.25%, 3/15/2026[1,3]	$390,231
1,000,000	Philip Morris International, Inc. 4.38%, 11/1/2027	991,433
		1,381,664
	ENERGY — 1.2%
	Buckeye Partners LP
206,000	4.13%, 3/1/2025[1,3]	205,449
529,000	3.95%, 12/1/2026[1]	509,181
	DCP Midstream Operating LP
327,000	5.37%, 7/15/2025[1]	327,407
149,000	5.62%, 7/15/2027[1]	151,032
303,000	EnerSys 4.37%, 12/15/2027[1,3]	289,401
777,000	EQT Corp. 3.13%, 5/15/2026[1,3]	756,002
1,000,000	ONEOK, Inc. 4.25%, 9/24/2027[1]	985,441
1,000,000	Western Midstream Operating LP 3.95%, 6/1/2025[1]	994,939
		4,218,852
	FINANCIALS — 15.0%
1,620,000	American Express Co. 5.46% (SOFR Index+93 basis points), 3/4/2025[1,2]	1,620,935
1,000,000	Avolon Holdings Funding Ltd. 4.95%, 1/15/2028[1,3,5]	990,997
	Bank of America Corp.
1,500,000	1.73% (SOFR Rate+96 basis points), 7/22/2027[1,6]	1,430,118
1,500,000	5.82% (SOFR Rate+157 basis points), 9/15/2029[1,6]	1,537,302
1,000,000	Barclays PLC 7.32% (USD 1 Year Tsy+305 basis points), 11/2/2026[1,5,6]	1,018,046
1,000,000	Capital One Financial Corp. 5.70% (SOFR Rate+190 basis points), 2/1/2030[1,6]	1,013,667
	Citigroup, Inc.
2,000,000	5.06% (SOFR Rate+69 basis points), 1/25/2026[1,2]	2,001,058
2,000,000	5.61% (SOFR Rate+155 basis points), 9/29/2026[1,6]	2,010,864
4,000,000	Cooperatieve Rabobank UA 5.06% (SOFR Index+38 basis points), 1/10/2025[2,5]	4,000,116
835,000	Deutsche Bank A.G. 5.71% (SOFR Rate+159 basis points), 2/8/2028[1,5,6]	843,848
	Goldman Sachs
1,000,000	5.41% (SOFR Rate+75 basis points), 5/21/2027[1,6]	1,007,807
1,000,000	5.73% (SOFR Rate+127 basis points), 4/25/2030[1,6]	1,020,501

8

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$3,000,000	ING Groep N.V. 6.12% (SOFR Index+164 basis points), 3/28/2026[1,2,5]	$3,008,850
	JPMorgan Chase & Co.
3,000,000	5.29% (SOFR Rate+92 basis points), 2/24/2026[1,2]	3,002,664
2,000,000	5.23% (SOFR Rate+86 basis points), 10/22/2028[1,2]	2,006,374
2,000,000	Macquarie Bank Ltd. 5.68% (SOFR Rate+131 basis points), 3/21/2025[2,3,5]	2,004,558
1,000,000	MassMutual Global Funding 5.10%, 4/9/2027[3]	1,011,818
	Morgan Stanley Bank N.A.
2,000,000	5.51% (SOFR Rate+95 basis points), 2/18/2026[1,2]	2,001,950
2,000,000	5.06% (SOFR Rate+69 basis points), 10/15/2027[1,2]	2,001,974
665,000	4.97% (SOFR Rate+93 basis points), 7/14/2028[1,6]	667,089
1,000,000	5.17% (SOFR Rate+145 basis points), 1/16/2030[1,6]	1,001,646
1,000,000	NatWest Markets PLC 5.82% (SOFR Rate+145 basis points), 3/22/2025[2,3,5]	1,002,527
2,000,000	New York Life Global Funding 5.00% (SOFR Index+33 basis points), 1/14/2025[2,3]	2,000,078
371,000	OneMain Finance Corp. 3.50%, 1/15/2027[1]	353,878
940,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 5.75%, 5/24/2026[1,3]	949,550
1,000,000	PNC Bank N.A. 4.87% (SOFR Rate+50 basis points), 1/15/2027[1,2]	1,000,287
1,000,000	Pricoa Global Funding 4.40%, 8/27/2027[3]	996,198
500,000	Principal Life Global Funding 4.60%, 8/19/2027[3]	498,514
703,000	RLJ Lodging Trust LP 3.75%, 7/1/2026[1,3]	683,701
727,000	SLM Corp. 4.20%, 10/29/2025[1]	720,509
2,000,000	Toronto-Dominion Bank 5.09% (SOFR Rate+41 basis points), 1/10/2025[2,5]	2,000,058
	UBS A.G.
2,000,000	3.70%, 2/21/2025[5]	1,996,000
1,500,000	5.62% (USISSO01+134 basis points), 9/13/2030[1,3,5,6]	1,523,682
800,000	VICI Properties LP / VICI Note Co., Inc. 4.25%, 12/1/2026[1,3]	786,726
2,000,000	Wells Fargo & Co. 3.91% (SOFR Rate+132 basis points), 4/25/2026[1,6]	1,993,874
		51,707,764
	HEALTH CARE — 0.7%
1,000,000	HCA, Inc. 5.37%, 9/1/2026[1]	1,002,976

9

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
	IQVIA, Inc.
$510,000	5.00%, 10/15/2026[1,3]	$503,130
1,000,000	5.00%, 5/15/2027[1,3]	981,187
		2,487,293
	INDUSTRIALS — 0.6%
1,000,000	BAE Systems PLC 5.12%, 3/26/2029[1,3,5]	1,002,050
542,000	Herc Holdings, Inc. 5.50%, 7/15/2027[1,3]	535,107
400,000	XPO, Inc. 6.25%, 6/1/2028[1,3]	402,447
		1,939,604
	MATERIALS — 0.4%
1,000,000	Glencore Funding LLC 5.34%, 4/4/2027[3]	1,008,737
536,000	SNF Group SACA 3.12%, 3/15/2027[1,3,5]	506,412
		1,515,149
	TECHNOLOGY — 0.8%
	Hewlett Packard Enterprise Co.
1,000,000	4.45%, 9/25/2026	994,886
1,000,000	4.55%, 10/15/2029[1]	975,196
1,000,000	Oracle Corp. 3.25%, 11/15/2027[1]	961,677
		2,931,759
	UTILITIES — 0.3%
60,000	Calpine Corp. 5.25%, 6/1/2026[1,3]	59,925
800,000	Consolidated Edison Co. of New York, Inc. 5.08% (SOFR Index+52 basis points), 11/18/2027[2]	804,608
		864,533
	TOTAL CORPORATE BONDS
	(Cost $78,199,294)	78,049,866

	U.S. GOVERNMENT AND AGENCIES — 31.7%
	United States Treasury Note
10,000,000	2.75%, 2/28/2025	9,974,840
10,000,000	3.50%, 9/15/2025	9,946,780
5,000,000	4.50%, 3/31/2026	5,013,475
5,000,000	4.13%, 6/15/2026	4,991,210
10,000,000	4.62%, 9/15/2026	10,058,980
10,000,000	4.25%, 3/15/2027	9,996,480

10

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES (Continued)
$10,000,000	4.13%, 9/30/2027	$9,959,380
10,000,000	4.00%, 2/29/2028	9,907,810
10,000,000	4.37%, 11/30/2028	10,002,730
10,000,000	4.00%, 1/31/2029	9,861,720
10,000,000	4.25%, 2/28/2029	9,951,950
10,000,000	4.00%, 7/31/2029	9,840,230
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $109,598,874)	109,505,585

Number of Shares
	SHORT-TERM INVESTMENTS — 8.3%
28,501,520	Goldman Sachs Financial Square Government Fund - Institutional Class 4.31%[9]	28,501,520
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $28,501,520)	28,501,520
	TOTAL INVESTMENTS — 99.1%
	(Cost $347,230,598)	341,810,909
	Other Assets in Excess of Liabilities — 0.9%	3,011,738
	TOTAL NET ASSETS — 100.0%	$344,822,647

LLC – Limited Liability Company

PLC – Public Limited Company

LP – Limited Partnership

IO – Interest Only

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $110,057,664, which represents 31.9% of total net assets of the Fund.
[4]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Variable rate security. Rate shown is the rate in effect as of December 31, 2024.
[7]	Interest-only security.
[8]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

11

AAM/HIMCO Short Duration Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2024 (Unaudited)

Assets:
Investments, at value (cost $347,230,598)	$341,810,909
Cash	45,003
Receivables:
Investment securities sold	287,551
Fund shares sold	285,572
Dividends and interest	2,853,812
Prepaid expenses	45,057
Total assets	345,327,904
Liabilities:
Payables:
Fund shares redeemed	162,312
Advisory fees	91,198
Shareholder servicing fees (Note 7)	41,658
Distribution fees - Class A & C (Note 8)	8,776
Fund accounting and administration fees	79,538
Transfer agent fees and expenses	19,745
Custody fees	17,012
Trustees’ deferred compensation (Note 3)	27,324
Auditing fees	11,855
Trustees’ fees and expenses	3,219
Chief Compliance Officer fees	2,153
Accrued other expenses	40,467
Total liabilities	505,257
Commitments and contingencies (Note 3)
Net Assets	$344,822,647
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$354,329,553
Total distributable earnings (accumulated deficit)	(9,506,906)
Net Assets	$344,822,647
Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$35,671,980
Number of shares issued and outstanding	3,572,649
Net asset value per share[1]	$9.98
Maximum sales charge (2.50% of offering price)[2]	0.26
Maximum offering price to public	$10.24
Class C Shares:
Net assets applicable to shares outstanding	$1,920,395
Number of shares issued and outstanding	192,845
Net asset value per share[3]	$9.96
Class I Shares:
Net assets applicable to shares outstanding	$307,230,272
Number of shares issued and outstanding	30,730,914
Net asset value per share	$10.00

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

12

AAM/HIMCO Short Duration Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2024 (Unaudited)

Investment income:
Interest	$8,136,721
Total investment income	8,136,721

Expenses:
Advisory fees	662,526
Shareholder servicing fees (Note 7)	129,805
Distribution fees - Class A (Note 8)	41,719
Distribution fees - Class C (Note 8)	10,158
Fund accounting and administration fees	204,628
Transfer agent fees and expenses	42,512
Custody fees	19,266
Registration fees	48,922
Auditing fees	12,717
Shareholder reporting fees	11,432
Chief Compliance Officer fees	11,122
Legal fees	9,272
Trustees’ fees and expenses	8,555
Miscellaneous	3,410
Insurance fees	2,267
Interest expense	476
Total expenses	1,218,787
Advisory fees recovered (waived)	(137,776)
Net expenses	1,081,011
Net investment income (loss)	7,055,710

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(73,678)
Total net realized gain (loss) on:	(73,678)
Net change in unrealized appreciation (depreciation) on:
Investments	2,790,818
Net change in unrealized appreciation (depreciation)	2,790,818
Net realized and unrealized gain (loss)	2,717,140

Net Increase (Decrease) in Net Assets from Operations	$9,772,850

See accompanying Notes to Financial Statements.

13

AAM/HIMCO Short Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$7,055,710	$17,268,341
Net realized gain (loss) on investments	(73,678)	(774,728)
Net change in unrealized appreciation (depreciation) on investments	2,790,818	7,190,973
Net increase (decrease) in net assets resulting from operations	9,772,850	23,684,586

Distributions to Shareholders:
Distributions:
Class A	(791,079)	(1,674,376)
Class C	(39,228)	(98,838)
Class I	(7,766,205)	(15,967,165)
Total distributions to shareholders	(8,596,512)	(17,740,379)

Capital Transactions:
Net proceeds from shares sold:
Class A	6,512,660	6,297,580
Class C	20,000	12,200
Class I	65,429,807	121,866,732
Reinvestment of distributions:
Class A	646,233	1,510,045
Class C	35,843	92,723
Class I	7,753,140	15,943,911
Cost of shares redeemed:
Class A1	(5,103,954)	(20,511,939)
Class C2	(188,920)	(1,358,208)
Class I3	(85,713,941)	(227,695,514)
Net increase (decrease) in net assets from capital transactions	(10,609,132)	(103,842,470)

Total increase (decrease) in net assets	(9,432,794)	(97,898,263)

Net Assets:
Beginning of period	354,255,441	452,153,704
End of period	$344,822,647	$354,255,441

Capital Share Transactions:
Shares sold:
Class A	651,113	637,628
Class C	1,998	1,239
Class I	6,525,896	12,332,313
Shares reinvested:
Class A	64,745	153,518
Class C	3,599	9,447
Class I	775,801	1,618,235
Shares redeemed:
Class A	(509,095)	(2,080,321)
Class C	(18,950)	(137,790)
Class I	(8,545,460)	(23,047,199)
Net increase (decrease) in capital share transactions	(1,050,353)	(10,512,930)

[1]	Net of redemption fee proceeds of $(10) and $1,792, respectively.
[2]	Net of redemption fee proceeds of $0 and $60, respectively.
[3]	Net of redemption fee proceeds of $11 and $366, respectively.

See accompanying Notes to Financial Statements.

14

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2024	For the Year Ended June 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.95	$9.81	$9.76	$10.10	$9.98	$10.05
Income from Investment Operations:
Net investment income (loss) [1]	0.19	0.41	0.30	0.08	0.09	0.21
Net realized and unrealized gain (loss)	0.08	0.15	0.04	(0.35)	0.13	(0.06)
Total from investment operations	0.27	0.56	0.34	(0.27)	0.22	0.15

Less Distributions:
From net investment income	(0.24)	(0.42)	(0.29)	(0.07)	(0.10)	(0.22)
Total distributions	(0.24)	(0.42)	(0.29)	(0.07)	(0.10)	(0.22)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.98	$9.95	$9.81	$9.76	$10.10	$9.98

Total return[3]	2.71%[4]	5.83%	3.52%	(2.65)%	2.24%	1.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,672	$33,504	$45,645	$97,925	$126,051	$31,019

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.92%[5]	0.88%	0.84%	0.81%	0.84%	0.88%
After fees waived and expenses absorbed/recovered	0.84%[5]	0.84%	0.84%	0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.75%[5]	4.12%	3.06%	0.79%	0.94%	2.07%
After fees waived and expenses absorbed/recovered	3.83%[5]	4.16%	3.06%	0.76%	0.94%	2.11%

Portfolio turnover rate	19%[4]	33%	12%	37%	38%	56%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 2.50% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of Class A shares made within 18 months of the date of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

15

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2024	For the Year Ended June 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.92	$9.78	$9.73	$10.08	$9.96	$10.03
Income from Investment Operations:
Net investment income (loss) [1]	0.15	0.34	0.22	-2	0.02	0.14
Net realized and unrealized gain (loss)	0.08	0.14	0.04	(0.34)	0.13	(0.06)
Total from investment operations	0.23	0.48	0.26	(0.34)	0.15	0.08

Less Distributions:
From net investment income	(0.19)	(0.34)	(0.21)	(0.01)	(0.03)	(0.15)
Total distributions	(0.19)	(0.34)	(0.21)	(0.01)	(0.03)	(0.15)

Redemption fee proceeds[1]	-	- [2]	- [2]	-	-	- [2]

Net asset value, end of period	$9.96	$9.92	$9.78	$9.73	$10.08	$9.96

Total return[3]	2.38%[4]	5.04%	2.75%	(3.42)%	1.47%	0.78%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,920	$2,046	$3,258	$4,514	$5,875	$7,143

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.67%[5]	1.63%	1.59%	1.56%	1.59%	1.63%
After fees waived and expenses absorbed/recovered	1.59%[5]	1.59%	1.59%	1.59%	1.59%	1.59%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.00%[5]	3.37%	2.31%	0.04%	0.19%	1.32%
After fees waived and expenses absorbed/recovered	3.08%[5]	3.41%	2.31%	0.01%	0.19%	1.36%

Portfolio turnover rate	19%[4]	33%	12%	37%	38%	56%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

16

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2024	For the Year Ended June 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.97	$9.82	$9.78	$10.11	$9.99	$10.06
Income from Investment Operations:
Net investment income (loss) [1]	0.21	0.44	0.32	0.10	0.12	0.24
Net realized and unrealized gain (loss)	0.07	0.15	0.03	(0.33)	0.13	(0.06)
Total from investment operations	0.28	0.59	0.35	(0.23)	0.25	0.18

Less Distributions:
From net investment income	(0.25)	(0.44)	(0.31)	(0.10)	(0.13)	(0.25)
Total distributions	(0.25)	(0.44)	(0.31)	(0.10)	(0.13)	(0.25)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.00	$9.97	$9.82	$9.78	$10.11	$9.99

Total return[3]	2.85%[4]	6.20%	3.67%	(2.30)%	2.48%	1.78%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$307,230	$318,705	$403,251	$444,545	$400,417	$264,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.67%[5]	0.63%	0.59%	0.56%	0.59%	0.63%
After fees waived and expenses absorbed/recovered	0.59%[5]	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.00%[5]	4.37%	3.31%	1.04%	1.19%	2.32%
After fees waived and expenses absorbed/recovered	4.08%[5]	4.41%	3.31%	1.01%	1.19%	2.36%

Portfolio turnover rate	19%[4]	33%	12%	37%	38%	56%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

17

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Unaudited)

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers three classes of shares: Class A, Class C, and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

18

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

19

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2024, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

20

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the Fund’s Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2034, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2024, the Advisor waived a portion of its advisory fees totaling $137,776. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At December 31, 2024, the amount of these potentially recoverable expenses was $312,934. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2026	$2,036
2027	173,122
2028	137,776
Total	$312,934

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2024, are reported on the Statement of Operations.

21

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2024, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2024, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2024, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$347,230,598

Gross unrealized appreciation	1,477,606
Gross unrealized depreciation	(6,897,295)

Net unrealized appreciation/(depreciation)	$(5,419,689)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

22

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,412,351
Undistributed long-term capital gains	-
Tax accumulated earnings	1,412,351

Accumulated capital and other losses	(3,861,419)
Unrealized appreciation/(depreciation) on investments	(8,210,507)
Unrealized Trustees’ deferred compensation	(23,669)
Total accumulated earnings/(deficit)	$(10,683,244)

The tax character of the distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023, were as follows:

Distributions paid from:	2024	2023
Ordinary income	$17,740,379	$16,346,777
Net long-term capital gains	-	-
Total distributions paid	$17,740,379	$16,346,777

At June 30, 2024, the Fund had an accumulated capital loss carry forward as follows:

Not Subject to Expiration:
Short-term	$1,426,511
Long-term	2,434,908
Total	$3,861,419

The fund utilized $0 of its capital loss carryforwards during the year ended June 30, 2024. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended December 31, 2024 and the year ended June 30, 2023, the Fund received $1 and $2,218, respectively.

Note 6 – Investment Transactions

For the year ended December 31, 2024, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options contracts and swap contracts were $59,603,651 and $82,531,112, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

23

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

For the six months ended December 31, 2024, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to the Fund’s Class A Shares and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees for the sale and distribution of the Fund’s Class A and Class C Shares and/or shareholder liaison service fees in connection with the provision of personal services to shareholders of each such Class and the maintenance of their shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the plan.

For the six months ended December 31, 2024, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
24

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$48,797,041	$-	$48,797,041
Bank Loans	-	11,946,846	-	11,946,846
Collateralized Mortgage Obligations	-	24,129,223	-	24,129,223
Commercial Mortgage-Backed Securities	-	38,879,276	0	38,879,276
Commercial Papers	-	2,001,552	-	2,001,552
Corporate Bonds[1]	-	78,049,866	-	78,049,866
U.S. Government and Agencies	-	109,505,585	-	109,505,585
Short-Term Investments	28,501,520	-	-	28,501,520
Total Investments	$28,501,520	$313,309,389	$0	$341,810,909

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024:

Asset Class	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Commercial Mortgage Backed Securities	$0	Asset Approach	Estimated Recovery Proceeds	$0	N/A	Increase

25

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Unfunded Commitments

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of December 31, 2024, the Fund did not have any unfunded commitments outstanding.

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 – New Accounting Pronouncements and Regulatory Updates

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

26

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

27

AAM/Insight Select Income Fund

(Class A: CPUAX)

(Class C: CPUCX)

(Class I: CPUIX)

(Class Y: CPUYX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2024

AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	21
Statement of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	26
Class A	26
Class C	27
Class I	28
Class Y	29
Notes to Financial Statements	30

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Insight Select Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES — 12.4%
38,942	Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028[2,3]	$39,107
270,000	Antares CLO Ltd. Series 2017-1A, Class CR, 7.58% (3-Month Term SOFR+296 basis points), 4/20/2033[2,3,4]	269,325
74,103	Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028[2,3]	74,955
150,000	Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026[2,3]	148,493
1,000,000	Bain Capital Credit CLO 2020-3 Ltd. Series 2020-3A, Class A1RR, 5.84% (3-Month Term SOFR+121 basis points), 10/23/2034[2,3,4]	999,712
253,874	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[2,3]	230,274
665,000	BlackRock Shasta CLO XIII LLC Series 2024-1A, Class A1, 6.51% (3-Month Term SOFR+185 basis points), 7/15/2036[2,3,4]	666,001
850,000	Cerberus Loan Funding XLIX LLC Series 2024-5A, Class A, 5.82% (3-Month Term SOFR+135 basis points), 1/15/2034[2,3,4]	849,479
500,815	CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[2,3]	489,328
68,502	Chesapeake Funding II LLC Series 2023-2A, Class A1, 6.16%, 10/15/2035[2,3]	69,499
1,000,000	Churchill MMSLF CLO-IV Ltd. Series 2024-3A, Class A, 6.00% (3-Month Term SOFR+160 basis points), 10/22/2035[2,3,4]	999,542
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.68%, 11/10/2046[2,3,5]	83,794
281,141	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2,3]	252,018
220,437	Cross Mortgage Trust Series 2024-H2, Class A2, 6.42%, 4/25/2069[2,3,6]	222,220
254,000	Daimler Trucks Retail Trust Series 2023-1, Class A3, 5.90%, 3/15/2027[2]	256,567
598,000	DataBank Issuer Series 2021-2A, Class A2, 2.40%, 10/25/2051[2,3]	565,573
603,340	DB Master Finance LLC Series 2021-1A, Class A2I, 2.04%, 11/20/2051[2,3]	571,102
525,150	Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.66%, 4/25/2051[2,3]	478,113
217,865	EnFin Residential Solar Receivables Trust Series 2024-2A, Class A, 5.98%, 9/20/2055[2,3]	211,186
160,389	ENFIN Residential Solar Receivables Trust Series 2024-1A, Class A, 6.65%, 2/20/2055[2,3]	162,260
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 6.61% (3-Month Term SOFR+196 basis points), 4/17/2031[2,3,4]	1,252,592

1

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
545,000	Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[2,3]	$513,168
	Ford Credit Auto Owner Trust
370,000	Series 2022-C, Class B, 5.03%, 2/15/2028[2]	371,862
194,000	Series 2024-1, Class A, 4.87%, 8/15/2036[2,3,6]	194,432
1,500,000	Fortress Credit Opportunities CLO Ltd. Series 2017-9A, Class A1TR, 6.47% (3-Month Term SOFR+181 basis points), 10/15/2033[2,3,4]	1,500,357
	Golub Capital Partners CLO Ltd.
850,000	Series 2018-36A, Class C, 6.91% (3-Month Term SOFR+236 basis points), 2/5/2031[2,3,4]	850,528
250,000	Series 2020-47A, Class CR, 6.95% (3-Month Term SOFR+240 basis points), 8/5/2037[2,3,4]	249,357
58,777	Hilton Grand Vacations Trust Series 2023-1A, Class A, 5.72%, 1/25/2038[2,3]	59,297
233,491	Huntington Bank Auto Credit-Linked Notes Series Series 2024-2, Class B1, 5.44%, 10/20/2032[2,3]	233,842
180,884	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[2,3]	165,650
250,000	IVY Hill Middle Market Credit Fund Ltd. Series 12A, Class BR, 7.78% (3-Month Term SOFR+316 basis points), 7/20/2033[2,3,4]	250,002
159,000	Jersey Mike’s Funding LLC Series 2024-1A, Class A2, 5.64%, 2/15/2055[2,3]	157,015
155,773	JP Morgan Mortgage Trust Series Series 2024-CES1, Class A2, 6.15%, 6/25/2054[2,3,6]	155,184
1,000,000	LCM 37 Ltd. Series 37A, Class A1R, 5.40% (3-Month Term SOFR+106 basis points), 4/15/2034[2,3,4,7]	1,000,000
600,000	MCF CLO IX Ltd. Series 2019-1A, Class A1RR, 6.65% (3-Month Term SOFR+200 basis points), 4/17/2036[2,3,4]	603,333
	MF1 Ltd.
910,500	Series 2021-FL7, Class AS, 5.94% (1-Month Term SOFR+157 basis points), 10/16/2036[2,3,4]	899,129
448,000	Series 2022-FL8, Class C, 6.57% (1-Month Term SOFR+220 basis points), 2/19/2037[2,3,4]	434,869
74,814	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[2,3]	67,410
1,058,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[2,3]	976,090
113,227	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[2,3,5]	108,264
147,000	Oscar U.S. Funding XVI LLC Series 2024-1A, Class A3, 5.54%, 2/10/2028[2,3]	147,924
91,586	Purewest Funding LLC Series 2021-1, Class A1, 4.09%, 12/22/2036[2,3]	89,979

2

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
117,710	RCKT Mortgage Trust Series 2024-CES2, Class A2, 6.39%, 4/25/2044[2,3,5]	$118,527
1,000,000	Regatta XXII Funding Ltd. Series 2022-2A, Class AR, 5.87% (3-Month Term SOFR+125 basis points), 7/20/2035[2,3,4]	1,005,247
582,000	Retained Vantage Data Centers Issuer LLC Series 2024-1A, Class A2, 4.99%, 9/15/2049[2,3]	564,118
250,000	Santander Bank Auto Credit-Linked Notes Series Series 2024-B, Class C, 5.14%, 1/18/2033[2,3]	249,457
238,000	Santander Drive Auto Receivables Trust Series 2022-5, Class C, 4.74%, 10/16/2028[2]	237,906
27,579	SFS Auto Receivables Securitization Trust Series 2023-1A, Class A2A, 5.89%, 3/22/2027[2,3]	27,641
1,024,934	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[2,3]	933,934
	SMB Private Education Loan Trust
31,157	Series 2017-B, Class A2B, 5.26% (1-Month Term SOFR+86 basis points), 10/15/2035[2,3,4]	31,115
320,440	Series 2019-B, Class A2B, 5.51% (1-Month Term SOFR+112 basis points), 6/15/2037[2,3,4]	320,757
272,000	Tesla Auto Lease Trust Series 2023-B, Class A3, 6.13%, 9/21/2026[2,3]	273,862
397,701	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[2,3]	351,431
314,269	TIF Funding III LLC Series 2024-1A, Class A, 5.48%, 4/20/2049[2,3]	311,312
950,000	Voya CLO 2019-1 Ltd. Series 2019-1A, Class A1RR, 5.82% (3-Month Term SOFR+137 basis points), 10/15/2037[2,3,4]	954,928
	Willis Engine Structured Trust
490,093	Series 2018-A, Class A, 4.75%, 9/15/2043[2,3,6]	483,855
569,349	Series 2021-A, Class A, 3.10%, 5/15/2046[2,3]	506,498
	TOTAL ASSET-BACKED SECURITIES
	(Cost $24,835,680)	24,289,420

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
960,000	BANK5 2024-5YR12 Series 2024-5YR12, Class A2, 5.42%, 12/15/2057[2]	969,996
377,000	BX Commercial Mortgage Trust Series 2024-AIR2, Class A, 5.89% (1-Month Term SOFR+149 basis points), 10/15/2041[3,4]	378,414
162,000	BXHPP Trust FILM Series 2021-FILM, Class C, 5.61% (1-Month Term SOFR+121 basis points), 8/15/2036[3,4]	153,678
122,813	COLT Mortgage Loan Trust Series 2023-3, Class A2, 7.43%, 9/25/2068[2,3,6]	124,996

3

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
554,000	PMT Issuer Trust – FMSR Series 2021-FT1, Class A, 7.46% (1-Month Term SOFR+312 basis points), 3/25/2026[2,3,4]	$559,185
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $2,184,435)	2,186,269

	CORPORATE BONDS — 77.3%
	COMMUNICATIONS — 5.9%
	AT&T, Inc.
500,000	4.50%, 5/15/2035[2]	462,498
750,000	4.75%, 5/15/2046[2]	651,420
1,500,000	3.55%, 9/15/2055[2]	1,012,062
775,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.83%, 10/23/2055[2]	755,142
1,045,000	Comcast Corp. 3.45%, 2/1/2050[2]	716,851
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[3]	630,502
200,000	Iliad Holding SASU 8.50%, 4/15/2031[2,3,8]	212,633
	Meta Platforms, Inc.
335,000	4.45%, 8/15/2052[2]	282,819
556,000	5.40%, 8/15/2054[2]	538,782
595,000	NBN Co., Ltd. 4.25%, 10/1/2029[2,3,8]	576,597
289,000	Netflix, Inc. 4.90%, 8/15/2034[2]	283,422
	Paramount Global
419,000	4.20%, 5/19/2032[2]	369,439
83,000	6.88%, 4/30/2036	84,057
530,000	Prosus N.V. 4.99%, 1/19/2052[2,3,8]	413,421
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	472,630
48,000	T-Mobile USA, Inc. 4.95%, 3/15/2028[2]	48,019
	Verizon Communications, Inc.
1,715,000	4.02%, 12/3/2029[2]	1,645,448
1,478,000	3.50%, 6/28/2032[2]	1,555,075
664,000	3.55%, 3/22/2051[2]	469,986
500,000	Warnermedia Holdings, Inc. 5.14%, 3/15/2052[2]	373,269
		11,554,072
	CONSUMER DISCRETIONARY — 7.7%
155,000	Air Canada 3.88%, 8/15/2026[2,3,8]	150,599

4

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
130,579	Air Canada Class A Pass-Through Trust 5.25%, 10/1/2030[3,8]	$130,131
	American Airlines Class AA Pass-Through Trust
171,185	3.65%, 8/15/2030	162,900
270,302	3.35%, 4/15/2031	253,173
335,600	3.15%, 8/15/2033	303,514
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
174,500	5.50%, 4/20/2026[3,8]	174,118
161,000	5.75%, 4/20/2029[3,8]	159,662
425,000	Asbury Automotive Group, Inc. 5.00%, 2/15/2032[2,3]	387,671
400,000	Benteler International A.G. 10.50%, 5/15/2028[2,3,8]	420,514
88,013	British Airways Class A Pass-Through Trust 4.25%, 11/15/2032[3]	83,421
418,000	Builders FirstSource, Inc. 6.37%, 3/1/2034[2,3]	412,539
37,000	Caesars Entertainment, Inc. 8.12%, 7/1/2027[2,3]	37,370
300,000	Carnival Corp. 6.00%, 5/1/2029[2,3,8]	299,290
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
41,000	4.50%, 10/20/2025[3,8]	40,743
623,000	4.75%, 10/20/2028[3,8]	614,579
	ERAC USA Finance LLC
377,000	5.20%, 10/30/2034[2,3]	372,578
750,000	7.00%, 10/15/2037[3]	846,189
	Ford Motor Credit Co. LLC
204,000	5.80%, 3/5/2027[2]	205,941
750,000	5.80%, 3/8/2029[2]	750,536
550,000	7.12%, 11/7/2033[2]	574,210
	General Motors Financial Co., Inc.
797,000	3.60%, 6/21/2030[2]	730,862
1,213,000	2.35%, 1/8/2031[2]	1,014,722
805,000	Home Depot, Inc. 5.30%, 6/25/2054[2]	772,151
930,000	International Game Technology PLC 5.25%, 1/15/2029[2,3,8]	907,266
687,000	Las Vegas Sands Corp. 6.20%, 8/15/2034[2]	691,685
245,000	Life Time, Inc. 6.00%, 11/15/2031[2,3]	242,551
500,000	Macy’s Retail Holdings LLC 5.87%, 3/15/2030[2,3]	478,363
555,000	Melco Resorts Finance Ltd. 5.38%, 12/4/2029[2,3,8]	506,664

5

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
200,000	MGM China Holdings Ltd. 4.75%, 2/1/2027[2,3,8]	$193,602
500,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%, 8/31/2027[2,3]	467,614
664,000	Starbucks Corp. 4.45%, 8/15/2049[2]	544,286
106,454	United Airlines Class A Pass-Through Trust 5.87%, 4/15/2029	108,709
151,537	United Airlines 2023-1 Class A Pass-Through Trust 5.80%, 7/15/2037	154,544
	United Airlines Class AA Pass-Through Trust
142,949	4.15%, 2/25/2033	136,418
476,492	2.70%, 11/1/2033	420,978
154,276	United Airlines Class B Pass-Through Trust 4.60%, 9/1/2027	152,090
	United Airlines, Inc.
64,000	4.38%, 4/15/2026[2,3]	62,929
273,000	4.63%, 4/15/2029[2,3]	259,565
355,000	Volkswagen Group of America Finance LLC 6.45%, 11/16/2030[2,3]	367,569
600,000	Wynn Macau Ltd. 5.62%, 8/26/2028[2,3,8]	577,849
		15,170,095
	CONSUMER STAPLES — 3.0%
152,000	Altria Group, Inc. 5.95%, 2/14/2049[2]	148,567
635,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036[2]	601,960
	BAT Capital Corp.
119,000	6.34%, 8/2/2030[2]	125,179
400,000	7.08%, 8/2/2043[2]	432,591
42,000	7.08%, 8/2/2053[2]	46,091
	Bimbo Bakeries USA, Inc.
376,000	6.40%, 1/15/2034[2,3]	391,985
352,000	4.00%, 5/17/2051[2,3]	254,666
304,000	Bunge Ltd. Finance Corp. 4.10%, 1/7/2028[2]	297,761
	Coca-Cola Co.
303,000	4.65%, 8/14/2034[2]	294,903
287,000	3.50%, 5/14/2044[2]	295,697
179,000	HCA, Inc. 5.60%, 4/1/2034[2]	176,377
574,000	J M Smucker Co. 6.50%, 11/15/2053[2]	616,783

6

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
206,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.63%, 1/15/2032[2,8]	$181,793
	Kroger Co.
750,000	4.50%, 1/15/2029[2]	740,077
151,000	5.50%, 9/15/2054[2]	142,402
229,000	MARB BondCo PLC 3.95%, 1/29/2031[2,3,8]	191,519
600,000	NBM U.S. Holdings, Inc. 6.63%, 8/6/2029[2,3]	600,016
383,000	Viking Baked Goods Acquisition Corp. 8.62%, 11/1/2031[2,3]	376,242
		5,914,609
	ENERGY — 11.2%
414,000	Aker BP ASA 3.10%, 7/15/2031[2,3,8]	357,739
	BP Capital Markets PLC
81,000	4.38% (USD 5 Year Tsy+404 basis points)[2,8,9,10]	80,253
884,000	6.13% (USD 5 Year Tsy+167 basis points)[2,8,9,10]	868,837
	Cheniere Energy Partners LP
90,000	3.25%, 1/31/2032[2]	78,038
53,000	5.95%, 6/30/2033[2]	54,287
	CITGO Petroleum Corp.
845,000	7.00%, 6/15/2025[2,3]	845,929
17,000	8.37%, 1/15/2029[2,3]	17,515
92,000	Columbia Pipelines Operating Co. LLC 6.54%, 11/15/2053[2,3]	96,555
604,000	Coterra Energy, Inc. 5.40%, 2/15/2035[2]	590,367
668,000	CVR Energy, Inc. 5.75%, 2/15/2028[2,3]	610,432
310,000	Diamondback Energy, Inc. 5.40%, 4/18/2034[2]	305,095
	DT Midstream, Inc.
358,000	4.30%, 4/15/2032[2,3]	326,710
245,000	5.80%, 12/15/2034[2,3]	247,038
994,000	Ecopetrol S.A. 7.75%, 2/1/2032[2,8]	964,631
690,000	EIG Pearl Holdings Sarl 4.39%, 11/30/2046[3,8]	534,054
200,000	Empresa Nacional del Petroleo 5.95%, 7/30/2034[2,3,8]	198,850
	Enbridge, Inc.
150,000	6.70%, 11/15/2053[2,8]	163,015
480,000	7.37% (USD 5 Year Tsy+312 basis points), 3/15/2055[2,8,9]	498,433
180,000	6.00% (3-Month Term SOFR+415 basis points), 1/15/2077[2,8,11]	178,272

7

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
	Energy Transfer LP
275,000	5.40%, 10/1/2047[2]	$247,242
500,000	6.25%, 4/15/2049[2]	501,864
108,000	5.95%, 5/15/2054[2]	104,409
92,000	7.12% (USD 5 Year Tsy+531 basis points)[2,9,10]	92,323
241,000	Eni S.p.A. 5.95%, 5/15/2054[2,3,8]	231,953
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	511,642
366,000	3.30%, 2/15/2053[2]	241,055
126,000	5.38% (3-Month Term SOFR+283 basis points), 2/15/2078[2,11]	120,342
129,000	EQM Midstream Partners LP 6.37%, 4/1/2029[2,3]	129,434
1,000,000	Exxon Mobil Corp 1.41%, 6/26/2039[2]	783,323
	Global Partners LP / GLP Finance Corp.
1,000,000	7.00%, 8/1/2027[2]	1,003,492
68,000	6.87%, 1/15/2029[2]	67,479
518,000	8.25%, 1/15/2032[2,3]	532,573
130,000	Hess Midstream Operations LP 5.13%, 6/15/2028[2,3]	126,445
	Howard Midstream Energy Partners LLC
123,000	8.87%, 7/15/2028[2,3]	129,183
59,000	7.37%, 7/15/2032[2,3]	59,936
540,000	Ithaca Energy North Sea PLC 8.12%, 10/15/2029[2,3,8]	548,108
983,000	MPLX LP 4.90%, 4/15/2058[2]	795,204
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[2,3]	813,777
737,000	7.77%, 12/15/2037[3]	825,692
680,000	Occidental Petroleum Corp. 6.45%, 9/15/2036	697,294
1,165,000	ONEOK, Inc. 6.05%, 9/1/2033[2]	1,199,110
400,000	Petroleos del Peru S.A. 4.75%, 6/19/2032[3,8]	300,923
485,000	Petroleos Mexicanos 6.50%, 3/13/2027[8]	468,885
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[2]	248,789
250,000	Saudi Arabian Oil Co. 5.75%, 7/17/2054[2,3,8]	233,807
234,000	South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/2034[2,3]	227,672

8

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
809,000	5.50%, 3/1/2030[2]	$811,544
700,000	4.00%, 1/15/2032[2]	636,903
	TotalEnergies Capital S.A.
277,000	5.49%, 4/5/2054[2,8]	265,942
635,000	5.43%, 9/10/2064[2,8]	589,587
666,000	TransCanada PipeLines Ltd. 4.63%, 3/1/2034[2,8]	619,756
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[2]	699,352
		21,881,090

	FINANCIALS — 25.5%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
669,000	3.30%, 1/30/2032[2,8]	583,043
150,000	6.95% (USD 5 Year Tsy+272 basis points), 3/10/2055[2,8,9]	154,473
1,100,000	Agree LP 2.00%, 6/15/2028[2]	996,290
156,000	Aircastle Ltd. / Aircastle Ireland DAC 5.75%, 10/1/2031[2,3,8]	157,100
	Allianz S.E.
600,000	3.50% (USD 5 Year Tsy+297 basis points)[2,3,8,9,10,12]	573,908
200,000	3.20% (USD 5 Year Tsy+216 basis points)[2,3,8,9,10,12]	173,479
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[2,11]	179,500
309,000	American Express Co. 6.34% (SOFR Rate+133 basis points), 10/30/2026[2,11]	312,825
747,000	American Homes 4 Rent LP 5.50%, 2/1/2034[2]	743,871
287,000	Arthur J. Gallagher & Co. 5.55%, 2/15/2055[2]	277,012
400,000	Banco Santander S.A. 5.59%, 8/8/2028[8]	405,261
	Bank of America Corp.
200,000	4.18%, 11/25/2027[2]	196,304
1,895,000	2.97% (SOFR Rate+133 basis points), 2/4/2033[2,11]	1,631,366
585,000	5.29% (SOFR Rate+191 basis points), 4/25/2034[2,11]	581,054
965,000	5.87% (SOFR Rate+184 basis points), 9/15/2034[2,11]	991,001
384,000	5.47% (SOFR Rate+165 basis points), 1/23/2035[2,11]	384,519
200,000	5.87%, 2/7/2042	208,877
599,000	Bank of Montreal 7.30% (USD 5 Year Tsy+301 basis points), 11/26/2084[2,8,9]	612,438
200,000	Barclays PLC 6.04% (SOFR Rate+242 basis points), 3/12/2055[2,8,11]	200,269
93,000	Brixmor Operating Partnership LP 3.85%, 2/1/2025[2]	92,877

9

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Capital One Financial Corp.
600,000	7.62% (SOFR Rate+307 basis points), 10/30/2031[2,11]	$662,597
261,000	5.27% (SOFR Rate+237 basis points), 5/10/2033[2,11]	254,211
	Citigroup, Inc.
1,470,000	3.98% (3-Month Term SOFR+160 basis points), 3/20/2030[2,11]	1,403,831
779,000	5.45% (SOFR Rate+145 basis points), 6/11/2035[2,11]	772,751
672,000	6.75% (USD 5 Year Tsy+257 basis points)[2,9,10]	667,430
	Citizens Financial Group, Inc.
103,000	5.84% (SOFR Rate+201 basis points), 1/23/2030[2,11]	104,584
798,000	6.64% (SOFR Rate+232 basis points), 4/25/2035[2,11]	843,496
342,000	Corebridge Financial, Inc. 5.75%, 1/15/2034[2]	348,235
110,000	Cousins Properties LP 5.38%, 2/15/2032[2]	108,073
316,000	EPR Properties 4.50%, 4/1/2025[2]	315,209
265,000	Extra Space Storage LP 2.35%, 3/15/2032[2]	216,544
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[2,3,11]	850,411
450,000	Global Payments, Inc. 5.40%, 8/15/2032[2]	450,079
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	214,159
790,000	6.63% (3-Month Term SOFR+201 basis points), 10/28/2027[2,4]	809,106
1,787,000	5.05% (SOFR Rate+121 basis points), 7/23/2030[2,11]	1,777,888
1,640,000	1.99% (SOFR Rate+109 basis points), 1/27/2032[2,11]	1,354,323
250,000	6.75%, 10/1/2037	268,710
391,000	5.56% (SOFR Rate+158 basis points), 11/19/2045[2,11]	377,950
232,000	High Street Funding Trust II 4.68%, 2/15/2048[2,3]	193,293
224,000	HSBC Holdings PLC 4.95%, 3/31/2030[8]	221,722
663,000	ING Groep N.V. 3.87% (SOFR Rate+164 basis points), 3/28/2026[2,8,11]	661,205
	JPMorgan Chase & Co.
287,000	5.30% (SOFR Rate+145 basis points), 7/24/2029[2,11]	289,896
1,280,000	2.58% (3-Month Term SOFR+125 basis points), 4/22/2032[2,11]	1,098,230
1,551,000	5.35% (SOFR Rate+185 basis points), 6/1/2034[2,11]	1,551,682
1,009,000	5.34% (SOFR Rate+162 basis points), 1/23/2035[2,11]	1,004,376
482,000	5.53% (SOFR Rate+155 basis points), 11/29/2045[2,11]	470,893
250,000	Kite Realty Group Trust 4.00%, 3/15/2025[2]	249,279
930,000	Liberty Mutual Group, Inc. 3.95%, 10/15/2050[2,3]	677,677
341,000	Lincoln National Corp. 5.85%, 3/15/2034[2]	345,449

10

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
452,000	Lloyds Banking Group PLC 5.59% (USD 1 Year Tsy+120 basis points), 11/26/2035[2,8,11]	$448,079
	Macquarie Airfinance Holdings Ltd.
848,000	5.15%, 3/17/2030[2,3,8]	828,150
59,000	6.50%, 3/26/2031[2,3,8]	60,921
	Massachusetts Mutual Life Insurance Co.
502,000	5.08% (3-Month USD Libor+319 basis points), 2/15/2069[2,3,11]	439,612
236,000	4.90%, 4/1/2077[3]	190,907
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[2,3]	1,433,515
333,000	10.75%, 8/1/2039[2]	444,403
1,150,000	6.40%, 12/15/2066[2]	1,172,050
	Morgan Stanley
500,000	3.95%, 4/23/2027	489,896
1,250,000	5.04% (SOFR Rate+122 basis points), 7/19/2030[2,11]	1,245,545
575,000	4.89% (SOFR Rate+208 basis points), 7/20/2033[2,11]	557,185
1,415,000	6.63% (SOFR Rate+205 basis points), 11/1/2034[2,11]	1,522,091
88,000	Nasdaq, Inc. 5.35%, 6/28/2028[2]	89,266
260,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7.00%, 2/1/2030[2,3]	263,797
	Phillips Edison Grocery Center Operating Partnership I LP
80,000	5.75%, 7/15/2034[2]	80,166
244,000	4.95%, 1/15/2035[2]	229,509
281,000	Pine Street Trust III 6.22%, 5/15/2054[2,3]	283,982
	PNC Financial Services Group, Inc.
166,000	6.61% (SOFR Index+173 basis points), 10/20/2027[2,11]	171,007
379,000	5.00% (3-Month Term SOFR+356 basis points)[2,10,11,12]	372,910
227,000	Prologis LP 5.25%, 3/15/2054[2]	212,063
270,000	Prologis Targeted US Logistics Fund LP 5.50%, 4/1/2034[2,3]	270,377
447,000	Prudential Financial, Inc. 5.70% (3-Month USD Libor+266 basis points), 9/15/2048[2,11]	443,746
215,000	Rexford Industrial Realty LP 2.15%, 9/1/2031[2]	174,794
900,000	Royal Bank of Canada 7.50% (USD 5 Year Tsy+289 basis points), 5/2/2084[2,8,9]	933,367
78,000	Santander Holdings USA, Inc. 6.50% (SOFR Rate+236 basis points), 3/9/2029[2,11]	80,149
462,000	SBA Tower Trust 2.59%, 10/15/2031[2,3]	380,074
214,000	Scentre Group Trust 2 4.75% (USD 5 Year Tsy+438 basis points), 9/24/2080[2,3,8,9]	211,081

11

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
159,000	Simon Property Group LP 5.85%, 3/8/2053[2]	$160,441
278,000	State Street Corp. 6.70% (USD 5 Year Tsy+261 basis points)[2,9,10]	283,739
	Toronto-Dominion Bank
382,000	5.53%, 7/17/2026[8]	386,357
350,000	7.25% (USD 5 Year Tsy+298 basis points), 7/31/2084[2,8,9]	356,109
	Truist Financial Corp.
96,000	7.16% (SOFR Rate+245 basis points), 10/30/2029[2,11]	102,680
66,000	5.87% (SOFR Rate+236 basis points), 6/8/2034[2,11]	67,211
70,000	5.71% (SOFR Rate+192 basis points), 1/24/2035[2,11]	70,550
1,232,000	6.67% (USD 5 Year Tsy+300 basis points)[2,9,10,12]	1,225,323
	U.S. Bancorp
94,000	5.84% (SOFR Rate+226 basis points), 6/12/2034[2,11]	95,875
265,000	5.68% (SOFR Rate+186 basis points), 1/23/2035[2,11]	267,419
	UBS Group A.G.
250,000	3.09% (SOFR Rate+173 basis points), 5/14/2032[2,3,8,11]	217,589
200,000	5.70% (USD 1 Year Tsy+177 basis points), 2/8/2035[2,3,8,9]	201,360
475,000	Vornado Realty LP 2.15%, 6/1/2026[2]	452,247
	Wells Fargo & Co.
290,000	5.57% (SOFR Rate+174 basis points), 7/25/2029[2,11]	294,476
366,000	5.20% (SOFR Rate+150 basis points), 1/23/2030[2,11]	366,813
535,000	6.49% (SOFR Rate+206 basis points), 10/23/2034[2,11]	568,441
1,200,000	5.50% (SOFR Rate+178 basis points), 1/23/2035[2,11]	1,196,576
1,000,000	4.75%, 12/7/2046	845,365
250,000	5.88%[2,10,11,12]	249,547
719,000	3.90% (USD 5 Year Tsy+345 basis points)[2,9,10,12]	698,296
1,010,000	Westpac Banking Corp. 2.67% (USD 5 Year Tsy+175 basis points), 11/15/2035[2,8,9]	859,385
		50,013,197
	GOVERNMENTS — 1.6%
301,000	Chile Government International Bond 4.85%, 1/22/2029[2,8]	297,667
950,000	Colombia Government International Bond 7.75%, 11/7/2036[2,8]	929,005
954,000	Israel Government International Bond 5.75%, 3/12/2054[8]	871,824
309,000	Peruvian Government International Bond 5.88%, 8/8/2054[2,8]	294,428
730,000	Romanian Government International Bond 5.75%, 3/24/2035[3,8]	651,370
		3,044,294

12

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE — 4.1%
	Amgen, Inc.
61,000	5.25%, 3/2/2030[2]	$61,581
146,000	5.65%, 3/2/2053[2]	140,836
1,000,000	Bayer U.S. Finance II LLC 4.62%, 6/25/2038[2,3]	833,156
247,000	Bayer U.S. Finance LLC 6.50%, 11/21/2033[2,3]	251,247
864,000	Bristol-Myers Squibb Co. 5.55%, 2/22/2054[2]	838,404
	CVS Health Corp.
322,000	6.00%, 6/1/2044[2]	304,727
288,000	6.05%, 6/1/2054[2]	270,919
947,000	7.00% (USD 5 Year Tsy+289 basis points), 3/10/2055[2,9]	950,177
500,000	HCA, Inc. 5.87%, 2/1/2029[2]	510,267
	Novartis Capital Corp.
1,032,000	3.80%, 9/18/2029[2]	993,701
206,000	4.70%, 9/18/2054[2]	182,107
	Royalty Pharma PLC
829,000	2.20%, 9/2/2030[2,8]	704,386
320,000	2.15%, 9/2/2031[2,8]	262,393
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[2,8]	278,973
	Takeda Pharmaceutical Co., Ltd.
651,000	5.30%, 7/5/2034[2,8]	645,043
545,000	3.18%, 7/9/2050[2,8]	353,764
397,000	UnitedHealth Group, Inc. 3.05%, 5/15/2041[2]	287,235
204,000	Zimmer Biomet Holdings, Inc. 5.35%, 12/1/2028[2]	207,084
		8,076,000
	INDUSTRIALS — 2.7%
119,000	AGCO Corp. 5.80%, 3/21/2034[2]	119,636
189,000	Amphenol Corp. 5.37%, 11/15/2054[2]	180,023
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[2,3]	405,593
201,000	5.95%, 10/15/2033[2,3]	203,433
200,000	BAE Systems PLC 5.50%, 3/26/2054[2,3,8]	195,011
	Boeing Co.
556,000	5.80%, 5/1/2050[2]	516,109
193,000	6.86%, 5/1/2054[2]	205,529

13

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
1,040,000	CSX Corp. 4.90%, 3/15/2055[2]	$932,008
77,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc. 6.75%, 7/15/2031[2,3]	77,527
336,000	Herc Holdings, Inc. 5.50%, 7/15/2027[2,3]	331,727
136,000	Norfolk Southern Corp. 5.55%, 3/15/2034[2]	138,744
414,000	Rolls-Royce PLC 5.75%, 10/15/2027[2,3,8]	420,369
367,000	Ryder System, Inc. 6.60%, 12/1/2033[2]	397,227
200,000	Smurfit Kappa Treasury ULC 5.44%, 4/3/2034[2,3,8]	199,864
50,000	Sydney Airport Finance Co. Pty Ltd. 3.38%, 4/30/2025[2,3,8]	49,719
175,000	Terex Corp. 6.25%, 10/15/2032[2,3]	171,499
400,000	TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027[2,3]	391,580
52,000	TransDigm, Inc. 6.75%, 8/15/2028[2,3]	52,454
160,000	Triton Container International Ltd. 3.15%, 6/15/2031[2,3,8]	135,841
200,000	Union Pacific Corp. 3.84%, 3/20/2060[2]	143,002
		5,266,895
	MATERIALS — 3.7%
200,000	Alcoa Nederland Holding B.V. 7.12%, 3/15/2031[2,3,8]	206,677
525,000	Anglo American Capital PLC 5.75%, 4/5/2034[2,3,8]	528,368
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[2,8]	466,433
553,000	Ball Corp. 6.00%, 6/15/2029[2]	557,009
	Braskem Netherlands Finance B.V.
460,000	8.00%, 10/15/2034[2,3,8]	438,702
349,000	5.88%, 1/31/2050[3,8]	238,779
505,000	Celanese US Holdings LLC 5.34%, 1/19/2029[2]	552,958
	Cleveland-Cliffs, Inc.
323,000	6.88%, 11/1/2029[2,3]	319,544
221,000	7.00%, 3/15/2032[2,3]	217,046
220,000	Glencore Funding LLC 5.89%, 4/4/2054[2,3]	213,789

14

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
531,000	Huntsman International LLC 5.70%, 10/15/2034[2]	$505,885
240,000	LD Celulose International GmbH 7.95%, 1/26/2032[2,3,8]	240,694
200,000	Nexa Resources S.A. 6.75%, 4/9/2034[2,3,8]	203,714
761,000	Sherwin-Williams Co. 2.90%, 3/15/2052[2]	463,633
837,000	Smyrna Ready Mix Concrete LLC 8.87%, 11/15/2031[2,3]	877,587
400,000	Solvay Finance America LLC 5.85%, 6/4/2034[2,3]	406,171
270,000	Sonoco Products Co. 4.45%, 9/1/2026	268,065
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[2,8]	276,236
146,000	Vale Overseas Ltd. 6.40%, 6/28/2054[2,8]	143,555
66,000	Vulcan Materials Co. 5.70%, 12/1/2054[2]	64,342
		7,189,187
	TECHNOLOGY — 4.8%
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[2,3]	975,287
1,030,000	3.19%, 11/15/2036[2,3]	829,991
98,000	Dell International LLC / EMC Corp. 8.35%, 7/15/2046[2]	124,965
804,000	Hewlett Packard Enterprise Co. 5.00%, 10/15/2034[2]	773,302
313,000	IBM International Capital Pte Ltd. 5.30%, 2/5/2054[2,8]	289,235
	Intel Corp.
1,122,000	5.15%, 2/21/2034[2]	1,076,726
880,000	5.70%, 2/10/2053[2]	779,394
	Micron Technology, Inc.
109,000	5.30%, 1/15/2031[2]	108,869
166,000	2.70%, 4/15/2032[2]	139,170
151,000	Microsoft Corp. 2.68%, 6/1/2060[2]	88,786
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[2,8]	510,684
	Oracle Corp.
924,000	4.20%, 9/27/2029[2]	892,500
500,000	3.85%, 7/15/2036[2]	428,503
458,000	3.60%, 4/1/2040[2]	358,611

15

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
780,000	4.00%, 7/15/2046[2]	$600,914
940,000	5.37%, 9/27/2054[2]	866,292
768,000	VMware, Inc. 2.20%, 8/15/2031[2]	637,230
		9,480,459
	UTILITIES — 7.1%
376,000	AES Andes S.A. 6.35% (USD 5 Year Tsy+492 basis points), 10/7/2079[2,3,8,9]	373,180
450,380	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[2,3,8]	393,821
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[2]	616,596
700,000	Black Hills Corp. 6.15%, 5/15/2034[2]	727,850
229,000	CMS Energy Corp. 3.75% (USD 5 Year Tsy+290 basis points), 12/1/2050[2,9]	199,423
	Consolidated Edison Co. of New York, Inc.
140,000	5.90%, 11/15/2053[2]	142,049
1,000,000	5.70%, 5/15/2054[2]	996,279
1,000,000	Constellation Energy Generation LLC 6.12%, 1/15/2034[2]	1,047,022
	Duke Energy Corp.
1,000,000	5.45%, 6/15/2034[2]	997,440
800,000	5.00%, 8/15/2052[2]	699,245
870,000	Duke Energy Indiana LLC 5.40%, 4/1/2053[2]	825,721
634,000	Edison International 5.38% (USD 5 Year Tsy+470 basis points)[2,9,10,12]	625,173
200,000	Electricite de France S.A. 9.12% (USD 5 Year Tsy+541 basis points)[2,3,8,9,10]	225,591
300,000	Enel Finance International N.V. 7.50%, 10/14/2032[2,3,8]	334,168
433,000	Entergy Corp. 7.12% (USD 5 Year Tsy+267 basis points), 12/1/2054[2,9]	440,279
97,000	Eversource Energy 5.50%, 1/1/2034[2]	96,254
905,000	Exelon Corp. 4.05%, 4/15/2030[2]	862,632
354,000	FirstEnergy Pennsylvania Electric Co 4.30%, 1/15/2029[2,3]	344,702
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[2]	289,213
314,000	Jersey Central Power & Light Co. 2.75%, 3/1/2032[2,3]	266,810
411,000	New England Power Co. 5.94%, 11/25/2052[2,3]	415,089

16

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
71,000	Niagara Mohawk Power Corp. 5.66%, 1/17/2054[2,3]	$68,871
	NiSource, Inc.
218,000	3.60%, 5/1/2030[2]	203,321
112,000	5.40%, 6/30/2033[2]	111,652
481,000	Pacific Gas and Electric Co. 3.50%, 8/1/2050[2]	330,145
253,000	PPL Capital Funding, Inc. 5.25%, 9/1/2034[2]	249,180
111,000	Public Service Enterprise Group, Inc. 6.12%, 10/15/2033[2]	115,664
239,000	Puget Energy, Inc. 2.38%, 6/15/2028[2]	218,215
	Southern Co. Gas Capital Corp.
926,000	5.88%, 3/15/2041[2]	938,185
121,000	3.95%, 10/1/2046[2]	93,723
822,000	4.40%, 5/30/2047[2]	675,649
		13,923,142
	TOTAL CORPORATE BONDS
	(Cost $159,604,309)	151,513,040

	MUNICIPAL BONDS — 0.1%
294,000	University of Michigan 3.60%, 4/1/2047	240,737
	TOTAL MUNICIPAL BONDS
	(Cost $294,000)	240,737

	U.S. GOVERNMENT AND AGENCIES — 6.6%
	United States Treasury Bond
3,841,000	4.50%, 2/15/2044	3,669,956
5,455,700	4.12%, 8/15/2044	4,942,526
69,200	1.38%, 8/15/2050	33,808
802,700	4.62%, 5/15/2054	781,253
1,000,000	4.25%, 8/15/2054	914,844
	United States Treasury Note
415,000	3.75%, 12/31/2030	399,794
2,119,000	4.25%, 6/30/2031	2,092,182
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $13,844,162)	12,834,363

17

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 1.0%
1,871,974	Goldman Sachs Financial Square Government Fund - Institutional Class 4.31%[13]	$1,871,974
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,871,974)	1,871,974
	TOTAL INVESTMENTS — 98.5%
	(Cost $202,634,560)	192,935,803
	Other Assets in Excess of Liabilities — 1.5%	2,994,554
	TOTAL NET ASSETS — 100.0%	$195,930,357

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

ULC – Unlimited Liability Corporation

[1]	Local currency.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $63,770,844, which represents 32.6% of total net assets of the Fund.
[4]	Floating rate security.
[5]	Variable rate security. Rate shown is the rate in effect as of December 31, 2024.
[6]	Step rate security.
[7]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[8]	Foreign security denominated in U.S. Dollars.
[9]	Fixed to variable security. Fixed rate indicated is the rate effective at December 31, 2024. Security may convert at a future date to a variable rate of referenced rate and spread.
[10]	Perpetual security. Date shown is next call date.
[11]	Fixed to float security. Fixed rate indicated is the rate effective at December 31, 2024. Security may convert at a future date to a floating rate or referenced rate and spread.
[12]	Interest-only security.
[13]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

18

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At December 31, 2024	Unrealized Appreciation (Depreciation)
Peruvian Sol	Citi Bank	PEN per USD	1/10/2025	2,323,000	$622,154	$618,055	$(4,099)
					622,154	618,055	(4,099)

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At December 31, 2024	Unrealized Appreciation (Depreciation)
Euro	Citi Bank	EUR per USD	1/10/2025	3,074,000	$(3,242,386)	$(3,185,482)	$56,904
Peruvian Sol	Citi Bank	PEN per USD	1/10/2025	2,323,000	(617,704)	(618,055)	(351)
					(3,860,090)	(3,803,537)	56,553
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(3,237,936)	$(3,185,482)	$52,454

EUR – Euro

PEN– Peruvian Sol

See accompanying Notes to Financial Statements.

19

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
77	2-Year U.S. Treasury Note	March 2024	$15,831,922	$(9,452)
178	5-Year U.S. Treasury Note	March 2024	18,922,234	(82,174)
(5)	Euro BOBL	March 2024	(610,220)	8,284
(20)	Euro Bund	March 2024	(2,763,542)	72,278
35	U.S. Treasury Long Bond	March 2024	3,984,531	(109,102)
(61)	Ultra 10-Year U.S. Treasury Note	March 2024	(6,790,063)	82,329
(7)	Ultra Long-Term U.S. Treasury Bond	March 2024	(832,344)	29,654

TOTAL FUTURES CONTRACTS			$27,742,519	$(8,183)

See accompanying Notes to Financial Statements.

20

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2024 (Unaudited)

Assets:
Investments, at value (cost $202,634,560)	$192,935,803
Foreign currency, at value (cost $933)	962
Cash	572
Cash deposited with broker for futures contracts	578,119
Receivables:
Fund shares sold	46,678
Unrealized appreciation on forward foreign currency exchange contracts	56,904
Dividends and interest	2,526,436
Prepaid expenses	30,853
Total assets	196,176,327
Liabilities:
Payables:
Fund shares redeemed	61,898
Unrealized depreciation on forward foreign currency exchange contracts	4,450
Variation margin on futures contracts	8,183
Advisory fees	31,155
Shareholder servicing fees (Note 7)	9,764
Distribution fees - Class A & C (Note 8)	4,591
Fund accounting and administration fees	44,200
Transfer agent fees and expenses	18,766
Custody fees	7,342
Trustees’ deferred compensation (Note 3)	21,528
Auditing fees	10,141
Trustees’ fees and expenses	4,339
Chief Compliance Officer fees	864
Accrued other expenses	18,749
Total liabilities	245,970
Commitments and contingencies (Note 3)
Net Assets	$195,930,357

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$220,745,113
Total distributable earnings (accumulated deficit)	(24,814,756)
Net Assets	$195,930,357

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$10,425,305
Number of shares issued and outstanding	1,149,576
Net asset value per share[1]	$9.07
Maximum sales charge (3.00% of offering price)[2]	0.28
Maximum offering price to public	$9.35
Class C Shares:
Net assets applicable to shares outstanding	$2,906,310
Number of shares issued and outstanding	320,228
Net asset value per share[3]	$9.08
Class I Shares:
Net assets applicable to shares outstanding	$182,598,046
Number of shares issued and outstanding	20,130,762
Net asset value per share	$9.07
Class Y Shares:
Net assets applicable to shares outstanding	$696
Number of shares issued and outstanding	77
Net asset value per share[4]	$9.06

See accompanying Notes to Financial Statements.

21

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of December 31, 2024 (Unaudited)

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.
[4]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

22

AAM/Insight Select Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2024 (Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $5,291)	$4,702,401
Total investment income	4,702,401

Expenses:
Advisory fees	344,297
Shareholder servicing fees - Class A (Note 7)	4,223
Shareholder servicing fees - Class C (Note 7)	991
Shareholder servicing fees - Class I (Note 7)	61,506
Distribution fees - Class A (Note 8)	11,637
Distribution fees - Class C (Note 8)	14,340
Fund accounting and administration fees	154,455
Transfer agent fees and expenses	43,692
Custody fees	21,393
Registration fees	31,975
Trustees’ fees and expenses	12,064
Auditing fees	11,570
Chief Compliance Officer fees	10,991
Legal fees	10,988
Shareholder reporting fees	9,122
Miscellaneous	5,032
Insurance fees	2,698
Interest expense	488
Total expenses	751,462
Advisory fees recovered (waived)	(205,255)
Net expenses	546,207
Net investment income (loss)	4,156,194

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(795,399)
Forward contracts	140,096
Futures contracts	536,188
Foreign currency transactions	5,025
Total net realized gain (loss) on:	(114,090)
Net change in unrealized appreciation (depreciation) on:
Investments	(440,755)
Forward contracts	(40,362)
Futures contracts	(228,362)
Foreign currency translations	(1,967)
Net change in unrealized appreciation (depreciation)	(711,446)
Net realized and unrealized gain (loss)	(825,536)

Net Increase (Decrease) in Net Assets from Operations	$3,330,658

See accompanying Notes to Financial Statements.

23

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,156,194	$6,155,527
Net realized gain (loss) on investments, forward contracts, foreign currency transactions, and futures contracts	(114,090)	(4,677,935)
Net change in unrealized appreciation (depreciation) on investments, forward contracts, foreign currency transactions, and futures contracts	(711,446)	7,809,707
Net increase (decrease) in net assets resulting from operations	3,330,658	9,287,299

Distributions to Shareholders:
Distributions:
Class A	(256,231)	(375,965)
Class C	(65,324)	(88,044)
Class I	(4,837,394)	(5,529,506)
Class Y	(20)	(30)
Total distributions to shareholders	(5,158,969)	(5,993,545)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,244,165	2,668,849
Class C	497,506	764,054
Class I	61,185,620	72,563,641
Reinvestment of distributions:
Class A	241,578	347,401
Class C	63,659	84,861
Class I	4,797,190	5,475,343
Class Y	20	30
Cost of shares redeemed:
Class A1	(934,390)	(2,634,051)
Class C2	(161,490)	(915,101)
Class I3	(27,249,418)	(34,657,169)
Net increase (decrease) in net assets from capital transactions	40,684,440	43,697,858

Total increase (decrease) in net assets	38,856,129	46,991,612

Net Assets:
Beginning of period	157,074,228	110,082,616
End of period	$195,930,357	$157,074,228

Capital Share Transactions:
Shares sold:
Class A	243,282	300,758
Class C	53,001	85,585
Class I	6,543,313	8,209,332
Shares reinvested:
Class A	26,314	39,105
Class C	6,927	9,552
Class I	522,263	615,566
Class Y	3	3
Shares redeemed:
Class A	(101,075)	(294,777)
Class C	(17,441)	(102,703)

See accompanying Notes to Financial Statements.

24

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
Class I	(2,950,653)	(3,893,656)
Net increase (decrease) in capital share transactions	4,325,934	4,968,765

[1]	Net of redemption fee proceeds of $5 and $2,799, respectively.
[2]	Net of redemption fee proceeds of $0 and $0, respectively.
[3]	Net of redemption fee proceeds of $1,921 and $450, respectively.

See accompanying Notes to Financial Statements.

25

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2024	For the Year Ended June 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.09	$8.94	$9.09	$11.07	$10.87	$10.36
Income from Investment Operations:
Net investment income (loss) [1]	0.20	0.39	0.36	0.29	0.29	0.31
Net realized and unrealized gain (loss)	0.03	0.15	(0.17)	(1.94)	0.31	0.50
Total from investment operations	0.23	0.54	0.19	(1.65)	0.60	0.81

Less Distributions:
From net investment income	(0.25)	(0.39)	(0.34)	(0.30)	(0.29)	(0.30)
From net realized gain	-	-	-	(0.03)	(0.11)	-
Total distributions	(0.25)	(0.39)	(0.34)	(0.33)	(0.40)	(0.30)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.07	$9.09	$8.94	$9.09	$11.07	$10.87

Total return[3]	2.54%[4]	6.20%	2.12%	(15.28)%	5.55%	7.97%

Ratios and Supplemental Data:
Net assets, end of period	$10,425,305	$8,916,975	$8,367,657	$8,969,207	$12,070,502	$10,088,253

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.07%[5]	1.00%	1.00%	0.92%	0.92%	0.99%
After fees waived and expenses absorbed/recovered	0.84%[5]	0.81%	0.79%	0.78%	0.79%	0.84%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.11%[5]	4.21%	3.79%	2.60%	2.47%	2.75%
After fees waived and expenses absorbed/recovered	4.34%[5]	4.40%	4.00%	2.74%	2.60%	2.90%

Portfolio turnover rate	23%[4]	51%	40%	59%	104%	121%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.00% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% that will be imposed to the extent a finder’s fee was paid on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

26

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2024	For the Year Ended June 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.09	$8.94	$9.09	$11.06	$10.86	$10.35
Income from Investment Operations:
Net investment income (loss) [1]	0.17	0.33	0.29	0.21	0.20	0.23
Net realized and unrealized gain (loss)	0.03	0.14	(0.17)	(1.95)	0.31	0.51
Total from investment operations	0.20	0.47	0.12	(1.74)	0.51	0.74

Less Distributions:
From net investment income	(0.21)	(0.32)	(0.27)	(0.20)	(0.20)	(0.23)
From net realized gain	-	-	-	(0.03)	(0.11)	-
Total distributions	(0.21)	(0.32)	(0.27)	(0.23)	(0.31)	(0.23)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	- [2]	-

Net asset value, end of period	$9.08	$9.09	$8.94	$9.09	$11.06	$10.86

Total return[3]	2.22%[4]	5.41%	1.32%	(15.97)%	4.74%	7.21%

Ratios and Supplemental Data:
Net assets, end of period	$2,906,310	$2,524,640	$2,550,145	$3,234,680	$4,454,691	$4,481,201

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.79%[5]	1.75%	1.77%	1.70%	1.69%	1.71%

After fees waived and expenses absorbed/recovered	1.57%[5]	1.56%	1.56%	1.56%	1.56%	1.56%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.40%[5]	3.47%	3.02%	1.82%	1.70%	2.03%

After fees waived and expenses absorbed/recovered	3.62%[5]	3.66%	3.23%	1.96%	1.83%	2.18%

Portfolio turnover rate	23%[4]	51%	40%	59%	104%	121%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

27

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2024	For the Year Ended June 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.09	$8.95	$9.10	$11.09	$10.88	$10.37
Income from Investment Operations:
Net investment income (loss) [1]	0.22	0.42	0.38	0.31	0.31	0.34
Net realized and unrealized gain (loss)	0.03	0.13	(0.17)	(1.95)	0.32	0.50
Total from investment operations	0.25	0.55	0.21	(1.64)	0.63	0.84

Less Distributions:
From net investment income	(0.27)	(0.41)	(0.36)	(0.32)	(0.31)	(0.33)
From net realized gain	-	-	-	(0.03)	(0.11)	-
Total distributions	(0.27)	(0.41)	(0.36)	(0.35)	(0.42)	(0.33)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.07	$9.09	$8.95	$9.10	$11.09	$10.88

Total return[3]	2.71%[4]	6.36%	2.35%	(15.14)%	5.88%	8.29%

Ratios and Supplemental Data:
Net assets, end of period	$182,598,046	$145,631,936	$99,164,178	$123,385,419	$216,050,597	$170,278,190

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.80%[5]	0.73%	0.77%	0.71%	0.69%	0.69%
After fees waived and expenses absorbed/recovered	0.57%[5]	0.54%	0.56%	0.57%	0.56%	0.54%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.38%[5]	4.49%	4.02%	2.81%	2.70%	3.05%
After fees waived and expenses absorbed/recovered	4.61%[5]	4.68%	4.23%	2.95%	2.83%	3.20%

Portfolio turnover rate	23%[4]	51%	40%	59%	104%	121%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

28

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2024	For the Year Ended June 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.08	$8.94	$9.09	$11.08	$10.87	$10.36
Income from Investment Operations:
Net investment income (loss) [1]	0.22	0.42	0.39	0.32	0.32	0.34
Net realized and unrealized gain (loss)	0.03	0.13	(0.18)	(1.95)	0.32	0.51
Total from investment operations	0.25	0.55	0.21	(1.63)	0.64	0.85

Less Distributions:
From net investment income	(0.27)	(0.41)	(0.36)	(0.33)	(0.32)	(0.34)
From net realized gain	-	-	-	(0.03)	(0.11)	-
Total distributions	(0.27)	(0.41)	(0.36)	(0.36)	(0.43)	(0.34)

Net asset value, end of period	$9.06	$9.08	$8.94	$9.09	$11.08	$10.87

Total return[2]	2.75%[3]	6.42%	2.42%	(15.08)%	5.95%	8.34%

Ratios and Supplemental Data:
Net assets, end of period	$696	$677	$636	$621	$732	$691

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.72%[4]	0.69%	0.71%	0.64%	0.63%	0.65%
After fees waived and expenses absorbed/recovered	0.50%[4]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.47%[4]	4.53%	4.08%	2.88%	2.77%	3.10%
After fees waived and expenses absorbed/recovered	4.69%[4]	4.72%	4.29%	3.02%	2.90%	3.25%

Portfolio turnover rate	23%[3]	51%	40%	59%	104%	121%

[1]	Based on average shares outstanding for the year.
[2]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

29

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Unaudited)

Note 1 – Organization

AAM/Insight Select Income Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek current income. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class Y. The Fund’s Class A, Class C and Class I shares commenced investment operations on April 19, 2013. The Fund’s Class Y shares commenced investment operations on October 31, 2017.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

30

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024 (Unaudited)

(b) Futures Contracts

The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. Depending upon the agreement with the broker, the Fund may or may not settle variation margin daily. When the contracts are closed or expires, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

(c) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and is subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

31

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024 (Unaudited)

(e) Preferred Stock Risk

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(g) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2024, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

32

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024 (Unaudited)

(h) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Insight North America LLC (the “Sub-Advisor”) to manage the Fund and pay the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.85%, 1.60%, 0.60% and 0.50% of the average daily net assets of the Fund’s Class A, Class C, Class I and Class Y Shares, respectively. This agreement is in effect until October 31, 2034, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2024, the Advisor waived its fees totaling $205,255 for the Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2024, the amount of these potentially recoverable expenses was $969,327. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

33

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024 (Unaudited)

2025	$273,130
2026	234,038
2027	256,904
2028	205,255
Total	$969,327

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2024, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2024, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2024, are reported on the Statement of Operations.

34

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024 (Unaudited)

Note 4 – Federal Income Taxes

At December 31, 2024, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$202,639,964

Gross unrealized appreciation	1,267,612
Gross unrealized depreciation	(10,971,773)

Net unrealized appreciation (depreciation)	$(9,704,161)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales.

As of June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$676,491
Undistributed long-term capital gains	-
Tax accumulated earnings	676,491

Accumulated capital and other losses	(14,379,934)
Unrealized appreciation (depreciation) on investments	(9,263,406)
Unrealized appreciation (depreciation) on foreign translations	(1,058)
Unrealized appreciation (depreciation) deferred compensation	(18,538)
Total accumulated earnings (deficit)	$(22,986,445)

The tax character of the distributions paid during the fiscal years ended June 30, 2024, and June 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$5,993,545	$4,483,601
Net long-term capital gains	-	-
Total distributions paid	$5,993,545	$4,483,601

At June 30, 2024, the Fund had an accumulated capital loss carry forward as follows:

Not Subject to Expiration:
Short-term	$1,852,664
Long-term	12,527,270
Total	$14,379,934

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

35

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024 (Unaudited)

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2024 and the year ended June 30, 2024, the Fund received $1,926 and $3,249, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended December 31, 2024, purchases and sales of investments, excluding short-term investments, forward contracts and futures contracts, were $79,259,909 and $40,080,216, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class A shares, Class C shares, and Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Class Y shares do not participate in the Shareholder Servicing Plan.

For the six months ended December 31, 2024, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares and Class Y shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2024, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

36

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$23,289,420	$1,000,000	$24,289,420
Commercial Mortgage-Backed Securities	-	2,186,269	-	2,186,269
Corporate Bonds[1]	-	151,513,040	-	151,513,040
Municipal Bonds	-	240,737	-	240,737
U.S. Government and Agencies	-	12,834,363	-	12,834,363
Short-Term Investments	1,871,974	-	-	1,871,974
Total Investments	1,871,974	190,063,829	1,000,000	192,935,803
Other Financial Instruments*
Forward Contracts	-	56,904	-	56,904
Futures Contracts	192,545	-	-	192,545
Total Assets	$2,064,519	$190,120,733	$1,000,000	$193,185,252

Liabilities
Other Financial Instruments*
Forward Contracts	$-	$4,450	$-	$4,450
Futures Contracts	200,728	-	-	200,728
Total Liabilities	$200,728	$4,450	$-	$205,178

37

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024 (Unaudited)

[1]	For a detailed break-out of corporate bonds by major sector classification, please refer to the Schedules of Investments.
*	Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Asset-Backed Securities
Balance as of June 30, 2023	$0
Transfers into Level 3	-
Transfers out of Level 3	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	-
Net purchases	1,000,000
Net sales	-
Balance as of December 31, 2024	$1,000,000

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024:

Asset Class	Fair Value at 12/31/2024	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Asset- Backed Securities	$ 100	Market Approach	Precedent Transaction	$ 100	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
38

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024 (Unaudited)

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts and forward contracts during the six months ended December 31, 2024.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of December 31, 2024, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Value
Foreign Exchange Contract	Unrealized appreciation on forward foreign currency exchange contracts	$56,904	$4,450
Interest Rate Contracts	Unrealized appreciation/depreciation on open futures contracts*	192,545	200,728

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin as presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended December 31, 2024, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Foreign Exchange Contracts	Forward Contracts	$140,096
Interest Rate Contracts	Futures Contracts	536,188

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Foreign Exchange Contracts	Forward Contracts	$(40,362)
Interest Rate Contracts	Futures Contracts	(228,362)

The quarterly average volumes of derivative instruments as of December 31, 2024, are as follows:

Derivatives not designated as hedging instruments			Total
Foreign Exchange Contracts	Long Forward Contracts	Notional Amount	$207,385
Foreign Exchange Contracts	Short Forward Contracts	Notional Amount	(4,284,960)
Interest Rate Contracts	Long Futures Contracts	Notional Amount	35,669,479
Interest Rate Contracts	Short Futures Contracts	Notional Amount	(11,867,287)

39

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024 (Unaudited)

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 - Recently Issued Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

40

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/10/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	3/10/2025